                                   MAS Funds

   Supplement dated June 21, 1999 to the MAS Funds' Adviser Class Prospectus
               dated January 31, 1999, as revised March 24, 1999.


This supplement supersedes and replaces any existing supplements to the Prospectus. This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

--------------------------------------------------------------------------------

     At a meeting on May 27, 1999, the Board of Trustees approved a proposal to increase the investment advisory fee for the High Yield Portfolio (the "Portfolio") from 0.375% to 0.450%. This proposal will be submitted to the Portfolio's shareholders of record as of June 18, 1999, to be voted upon at a special shareholders' meeting scheduled to take place on September 16, 1999. The proposal to increase the investment advisory fee will not be implemented unless it receives shareholder approval.

------------------------------------------------------------------------------

                       PORTFOLIO MANAGEMENT TEAM CHANGES

     Page 11 of the Prospectus is hereby amended to include Gordon W. Loery as a member of the portfolio management team of the High Yield Portfolio.

     Page 15 of the Prospectus is hereby amended to include the following description of Gordon W. Loery's business experience during the last five years:

Gordon W. Loery, Principal, MSDW, joined MAS in 1996. He served as a Fixed Income Analyst at Morgan Stanley Asset Management Inc. from 1990 to 1996. He joined the management team for the High Yield Portfolio in 1999.

------------------------------------------------------------------------------

     Page 3 of the Prospectus is hereby amended to include Steven B. Chulik as a member of the portfolio management team for the Mid Cap Growth Portfolio.

     Page 29 of the Prospectus is hereby amended to include Steven B. Chulik's business experience during the last five years:

Steven B.Chulik joined MAS in 1997. He served as a Quantitative Hedge Fund Analyst at IBJ Schroder Bank and Trust from 1994 to 1995. He attended the Wharton School of the University of Pennsylvania from 1995 to 1997 and received his MBA in 1997. He served as an Equity Analyst at MAS from 1997 to 1999. He joined the management team for the Mid Cap Growth and Small Cap Growth Portfolios in 1999.

------------------------------------------------------------------------------

     Due to other responsibilities within the firm, Ann D. Thivierge has resigned from her position as a member of the portfolio management team of the Multi-Asset-Class Portfolio. Therefore, pages 15 and 30 of the Prospectus are hereby amended to reflect this change.





                       PLEASE RETAIN FOR FUTURE REFERENCE

                                   MAS Funds

Supplement dated June 21, 1999 to the MAS Funds' Institutional Class Prospectus
               dated January 31, 1999, as revised April 30, 1999.


This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

--------------------------------------------------------------------------------

     At a meeting on May 27, 1999, the Board of Trustees approved a proposal to increase the investment advisory fee for the High Yield Portfolio (the "Portfolio") from 0.375% to 0.450%. This proposal will be submitted to the Portfolio's shareholders of record as of June 18, 1999, to be voted upon at a special shareholders' meeting scheduled to take place on September 16, 1999. The proposal to increase the investment advisory fee will not be implemented unless it receives shareholder approval.

------------------------------------------------------------------------------


                       PORTFOLIO MANAGEMENT TEAM CHANGES

     Pages 3 and 5 of the Prospectus are hereby amended to include Steven B. Chulik as a member of the portfolio management team for the Mid Cap Growth and Small Cap Growth Portfolios.

     Page 39 of the Prospectus is hereby amended to include Steven B. Chulik's business experience during the last five years:

Steven B. Chulik joined MAS in 1997. He served as a Quantitative Hedge Fund Analyst at IBJ Schroder Bank and Trust from 1994 to 1995. He attended the Wharton School of the University of Pennsylvania from 1995 to 1997 and received his MBA in 1997. He served as an Equity Analyst at MAS from 1997 to 1999. He joined the management team for the Mid Cap Growth and Small Cap Growth Portfolios in 1999.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                   MAS Funds

  Supplement dated June 21, 1999 to the MAS Funds' Investment Class Prospectus
               dated January 31, 1999, as revised April 30, 1999.


This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

--------------------------------------------------------------------------------

     At a meeting on May 27, 1999, the Board of Trustees approved a proposal to increase the investment advisory fee for the High Yield Portfolio (the "Portfolio") from 0.375% to 0.450%. This proposal will be submitted to the Portfolio's shareholders of record as of June 18, 1999, to be voted upon at a special shareholders' meeting scheduled to take place on September 16, 1999. The proposal to increase the investment advisory fee will not be implemented unless it receives shareholder approval.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE